Osterweis Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Aerospace & Defense - 1.9%
Axon Enterprise, Inc.(a)	21,366	$6,286,732

Automobile Components - 2.5%
Modine Manufacturing Co.(a)	83,050	8,320,780

Biotechnology - 5.2%
Amicus Therapeutics, Inc.(a)	573,240	5,686,541
Natera, Inc.(a)	71,070	7,696,170
Viking Therapeutics, Inc.(a)	70,035	3,712,555
		17,095,266

Chemicals - 2.9%
Innospec, Inc.	78,255	9,671,535

Diversified Consumer Services - 3.0%
Duolingo, Inc.(a)	47,940	10,003,640

Electrical Equipment - 2.9%
Generac Holdings, Inc.(a)	71,865	9,501,990

Health Care Equipment & Supplies - 10.1%
Lantheus Holdings, Inc.(a)	53,120	4,265,005
PROCEPT BioRobotics Corp.(a)	143,855	8,788,102
RxSight, Inc.(a)	97,670	5,876,804
TransMedics Group, Inc.(a)	47,265	7,119,054
UFP Technologies, Inc.(a)	27,184	7,173,042
		33,222,007

Health Care Providers & Services - 4.6%
Progyny, Inc.(a)	174,630	4,996,164
The Ensign Group, Inc.	80,330	9,936,018
		14,932,182

Hotels, Restaurants & Leisure - 4.7%
First Watch Restaurant Group, Inc.(a)	405,135	7,114,171
Sweetgreen, Inc. - Class A(a)	270,785	8,161,460
		15,275,631

Household Durables - 2.6%
Cavco Industries, Inc.(a)	24,447	8,462,818

Life Sciences Tools & Services - 4.3%
Bio-Techne Corp.	144,074	10,322,902
Repligen Corp.(a)	30,070	3,790,624
		14,113,526

Oil, Gas & Consumable Fuels - 2.4%
Magnolia Oil & Gas Corp. - Class A	313,795	7,951,565

Personal Care Products - 3.1%
elf Beauty, Inc.(a)	48,083	10,132,050

Professional Services - 5.1%
KBR, Inc.	148,310	9,512,603
Verra Mobility Corp.(a)	270,450	7,356,240
		16,868,843

Real Estate Management & Development - 3.7%
FirstService Corp.	78,973	12,033,116

Semiconductors & Semiconductor Equipment - 6.8%
ACM Research, Inc. - Class A(a)	196,400	4,528,984
MACOM Technology Solutions Holdings, Inc.(a)	87,495	9,753,068
Onto Innovation, Inc.(a)	36,500	8,013,940
		22,295,992

Software - 14.3%
Agilysys, Inc.(a)	86,185	8,975,306
Clearwater Analytics Holdings, Inc. - Class A(a)	213,760	3,958,835
Guidewire Software, Inc.(a)	79,995	11,030,511
JFrog Ltd.(a)	154,170	5,789,084
Manhattan Associates, Inc.(a)	23,187	5,719,769
Monday.com Ltd.(a)	29,878	7,193,427
SPS Commerce, Inc.(a)	22,620	4,256,179
		46,923,111

Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	93,940	5,002,305
Boot Barn Holdings, Inc.(a)	19,870	2,561,839
		7,564,144

Textiles, Apparel & Luxury Goods - 6.6%
On Holding AG - Class A(a)	255,030	9,895,164
Skechers USA, Inc. - Class A(a)	169,280	11,700,634
		21,595,798

Trading Companies & Distributors - 3.2%
FTAI Aviation Ltd.	102,945	10,627,012
TOTAL COMMON STOCKS (Cost $249,832,075)		302,877,738

SHORT-TERM INVESTMENTS - 8.7%
Money Market Funds - 8.7%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 5.17%(b)	28,650,200	28,650,200
TOTAL SHORT-TERM INVESTMENTS (Cost $28,650,200)		28,650,200

TOTAL INVESTMENTS - 100.9% (Cost $278,482,275)		$331,527,938
Liabilities in Excess of Other Assets - (0.9)%		(3,053,840)
TOTAL NET ASSETS - 100.0%		$328,474,098

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Osterweis Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	302,877,738	–	–	302,877,738
Money Market Funds	28,650,200	–	–	28,650,200
Total Investments	331,527,938	–	–	331,527,938

Refer to the Schedule of Investments for additional information.